DEPOSITS - Balances of deposit accounts (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deposit Liabilities [Abstract]
Demand deposits	$ 59,854	$ 53,021
NOW accounts	92,463	86,636
Regular savings	68,804	63,993
Money market accounts	17,238	18,047
Club accounts	259	260
Deposit accounts	238,618	221,957
Certificate accounts maturing in the years ending June 30:
2015		59,532
2016	53,966	21,101
2017	23,488	21,030
2018	14,139	8,329
2019	15,816	15,307
2020	11,614
Time deposits	119,023	125,299
Total deposits	$ 357,641	$ 347,256